FINANCIAL RISK MANAGEMENT - Maximum Exposure Credit Risk (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 2,475	$ 2,639
Cash and equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,234	2,389
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	239	249
Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 2	$ 1